Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2019	2018	2017
Current	$2,152,488	$3,163,789	$1,539,515
Deferred	238,883	(196,909)	(283,861)
Total	$2,391,371	$2,966,880	$1,255,654

Schedule of reconciliations of company's effective income tax rate
	For the Years Ended December 31,
	2019	2018	2017
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(2.84)%	(2.84)%	(14.59)%
Effect of expenses not deductible for tax purposes	2.82%	0.72%	0.47%
Effect of additional deduction allowed for tax purposes	(14.40)%	(8.74)%	(0.22)%
Effect of valuation allowance on deferred income tax assets	3.90%	1.20%	2.66%
Effect of income tax rate difference under different tax jurisdictions	-	0.91%	1.13%
Others	0.88%	(0.85)%	(2.34)%
Total	15.36%	15.40%	12.11%